Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Schedule of Business Acquisitions, by Acquisition

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to members	$49,428
Voting common stock issued (1,438,805 shares)	23,812

Total consideration	$73,240

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to shareholders	$3,928
Cash consideration to settle debt	137
Voting common stock issued (63,967 shares)	1,392
Contingent consideration—cash payment	197
Contingent consideration—voting common stock	5,857

Total consideration	$11,511

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to members	$49,428
Voting common stock issued (1,438,805 shares)	23,812

Total consideration	$73,240

Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash and cash equivalents	$1,209
Accounts receivable	1,177
Other current and noncurrent assets	574
Intangible assets	25,500
Goodwill	46,584
Accounts payable, accrued expenses and other liabilities, current and noncurrent	(1,804)

Net assets acquired	$73,240

Schedule of Intangible Assets Amortization and Useful Lives

The following table sets forth the components of identifiable intangible assets and their estimated useful lives over which the acquired intangible assets will be amortized on a straight-line basis, as this approximates the pattern in which economic benefits of the assets are consumed as of the date of acquisition:

	Fair Value	Useful Life
Developed technology	$3,800	4 years
Customer relationships	21,600	13 years
Trademarks	100	< 1 year

Total intangible assets subject to amortization	$25,500

Schedule of Proforma Statements of Operations

The table below shows the pro forma statements of operations for the respective years ending January 31:

	(Unaudited) January 31,
	2019	2020
Revenues	$102,244	$142,958
Net loss attributable to nCino, Inc.	(24,954)	(27,647)

Fin Suite Pty Ltd
Schedule of Business Acquisitions, by Acquisition

The acquisition-date fair value of the consideration transferred is as follows:

Total Consideration
Cash consideration to shareholders	$3,928
Cash consideration to settle debt	137
Voting common stock issued (63,967 shares)	1,392
Contingent consideration – cash payment	197
Contingent consideration – voting common stock	5,857

Total consideration	$11,511

Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash and cash equivalents	$17
Accounts receivable	78
Other current and noncurrent assets	301
Intangible assets	2,376
Goodwill	9,405
Accounts payable, accrued expenses and other liabilities, current and noncurrent	(666)

Net assets acquired	$11,511

Schedule of Intangible Assets Amortization and Useful Lives

The following table sets forth the components of identifiable intangible assets and their estimated useful lives over which the acquired intangible assets will be amortized on a straight-line basis, as this approximates the pattern in which economic benefits of the assets are consumed as of the date of acquisition:

	Fair Value	Useful Life
Developed technology	$2,244	4 years
Customer relationships	107	13 years
Trademarks	25	< 1 year

Total intangible assets subject to amortization	$2,376